UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2016

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
KLX, Inc. (a)	145,470	$6,096,648
Triumph Group, Inc.	86,948	5,150,799

		11,247,447
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	168,293	7,712,868
Airlines — 0.5%
JetBlue Airways Corp. (a)	139,300	2,859,829
Auto Components — 1.1%
Lear Corp.	31,159	3,459,584
Tenneco, Inc. (a)	52,492	3,068,157

		6,527,741
Banks — 7.2%
Citizens Financial Group, Inc.	254,701	6,634,961
East West Bancorp, Inc.	61,000	2,475,990
FCB Financial Holdings, Inc., Class A (a)	175,500	4,696,380
First Horizon National Corp.	400,921	5,713,124
First Niagara Financial Group, Inc.	505,000	4,592,975
Hancock Holding Co.	112,100	3,263,231
People’s United Financial, Inc.	132,600	2,003,586
Popular, Inc. (a)	63,800	2,069,034
Prosperity Bancshares, Inc.	81,800	4,363,212
Synovus Financial Corp.	263,500	7,288,410

		43,100,903
Capital Markets — 2.6%
Ares Management LP	242,184	4,385,952
Federated Investors, Inc., Class B	159,700	5,493,680
Janus Capital Group, Inc.	278,500	4,985,150
Virtu Financial, Inc., Class A (a)	36,900	789,291

		15,654,073
Chemicals — 3.0%
Albemarle Corp.	140,349	8,378,835
Axiall Corp.	78,307	3,194,926
FMC Corp.	81,100	4,810,041
Huntsman Corp.	72,200	1,664,210

		18,048,012
Commercial Services & Supplies — 1.8%
The ADT Corp.	188,895	7,102,452
Pitney Bowes, Inc.	171,468	3,835,739

		10,938,191
Communications Equipment — 2.3%
ARRIS Group, Inc. (a)	82,632	2,782,633
JDS Uniphase Corp. (a)	527,200	6,674,352
Common Stocks	Shares	Value
Communications Equipment (concluded)
Juniper Networks, Inc.	165,800	$4,382,094

		13,839,079
Construction & Engineering — 1.5%
KBR, Inc.	338,500	5,913,595
Quanta Services, Inc. (a)	115,600	3,341,996

		9,255,591
Consumer Finance — 1.8%
Ally Financial, Inc. (a)	171,300	3,749,757
SLM Corp.	696,127	7,093,534

		10,843,291
Containers & Packaging — 1.5%
Owens-Illinois, Inc. (a)	143,700	3,435,867
Rock-Tenn Co., Class A	92,500	5,825,650

		9,261,517
Distributors — 0.9%
LKQ Corp. (a)	208,053	5,631,995
Diversified Consumer Services — 0.4%
DeVry Education Group, Inc.	81,795	2,473,481
Electric Utilities — 4.3%
ALLETE, Inc.	75,200	3,782,560
OGE Energy Corp.	261,100	8,532,748
PNM Resources, Inc.	228,700	6,353,286
Westar Energy, Inc.	189,900	7,149,735

		25,818,329
Electrical Equipment — 1.4%
AMETEK, Inc.	88,150	4,620,823
Hubbell, Inc., Class B	37,900	4,124,657

		8,745,480
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc. (a)	112,700	6,729,317
Ingram Micro, Inc., Class A (a)	275,381	6,928,586
Knowles Corp. (a)	290,148	5,562,137

		19,220,040
Energy Equipment & Services — 4.0%
Helix Energy Solutions Group, Inc. (a)	227,400	3,747,552
Oceaneering International, Inc.	81,100	4,469,421
Patterson-UTI Energy, Inc.	348,800	7,795,680
Superior Energy Services, Inc.	307,300	7,836,150

		23,848,803
Food & Staples Retailing — 0.9%
Supervalu, Inc. (a)	599,792	5,272,172

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products — 1.9%
Flowers Foods, Inc.	153,438	$3,427,805
Pinnacle Foods, Inc.	92,172	3,737,575
Tyson Foods, Inc., Class A	105,469	4,166,025

		11,331,405
Health Care Equipment & Supplies — 3.3%
Teleflex, Inc.	89,885	11,052,259
Thoratec Corp. (a)	223,471	8,963,422

		20,015,681
Health Care Providers & Services — 1.7%
Owens & Minor, Inc.	298,076	10,051,123
Hotels, Restaurants & Leisure — 0.9%
Wyndham Worldwide Corp.	60,179	5,139,287
Household Durables — 2.4%
Jarden Corp. (a)	118,598	6,069,846
Mohawk Industries, Inc. (a)	31,667	5,494,224
Newell Rubbermaid, Inc.	75,664	2,885,068

		14,449,138
Household Products — 1.0%
Energizer Holdings, Inc.	44,196	6,038,058
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	57,000	5,500,500
Insurance — 5.3%
Alleghany Corp. (a)	11,300	5,350,776
Arthur J Gallagher & Co.	74,900	3,582,467
Brown & Brown, Inc.	71,800	2,294,010
FNF Group	173,300	6,237,067
The Hanover Insurance Group, Inc.	102,000	6,994,140
Primerica, Inc.	17,900	827,338
W.R. Berkley Corp.	134,700	6,598,953

		31,884,751
IT Services — 2.5%
Acxiom Corp. (a)	324,600	5,667,516
Amdocs Ltd.	62,300	3,430,861
DST Systems, Inc.	50,300	5,788,524

		14,886,901
Life Sciences Tools & Services — 1.5%
Waters Corp. (a)	70,208	8,789,340
Machinery — 3.6%
Crane Co.	86,776	5,302,881
Donaldson Co., Inc.	127,500	4,764,675
Dover Corp.	47,300	3,581,556
Flowserve Corp.	34,300	2,007,579
Parker Hannifin Corp.	30,100	3,592,736

Common Stocks	Shares	Value
Machinery (concluded)
The Timken Co.	56,900	$2,235,601

		21,485,028
Media — 2.1%
AMC Entertainment Holdings, Inc., Class A	94,068	2,827,684
Live Nation Entertainment, Inc. (a)	170,682	4,277,291
Tribune Co., Class A	102,930	5,771,285

		12,876,260
Metals & Mining — 3.8%
Carpenter Technology Corp.	133,200	5,760,900
Royal Gold, Inc.	56,000	3,613,680
Steel Dynamics, Inc.	366,900	8,119,497
United States Steel Corp.	225,100	5,406,902

		22,900,979
Multi-Utilities — 3.0%
Alliant Energy Corp.	99,400	6,010,718
MDU Resources Group, Inc.	271,500	6,051,735
TECO Energy, Inc.	303,300	5,747,535

		17,809,988
Multiline Retail — 0.5%
Big Lots, Inc.	71,247	3,246,726
Oil, Gas & Consumable Fuels — 4.2%
Concho Resources, Inc. (a)	38,400	4,863,744
Energen Corp.	35,600	2,533,652
Oasis Petroleum, Inc. (a)	319,056	5,723,865
SM Energy Co.	180,100	10,440,397
World Fuel Services Corp.	31,500	1,748,250

		25,309,908
Paper & Forest Products — 0.8%
Domtar Corp.	115,300	4,983,266
Professional Services — 0.4%
Manpowergroup, Inc.	29,500	2,517,235
Real Estate Investment Trusts (REITs) — 4.9%
American Campus Communities, Inc.	145,894	5,856,185
Digital Realty Trust, Inc.	8,600	545,326
Equity Commonwealth	94,525	2,382,975
LTC Properties, Inc.	137,889	5,992,656
Outfront Media, Inc.	105,887	3,041,075
Tanger Factory Outlet Centers	159,556	5,357,890
WP Glimcher, Inc.	437,132	6,556,980

		29,733,087
Real Estate Management & Development — 1.4%
Alexander & Baldwin, Inc.	205,133	8,303,784

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 2.8%
Atmel Corp.	436,500	$3,308,670
First Solar, Inc. (a)	58,800	3,508,596
Microchip Technology, Inc.	85,900	4,093,564
Semtech Corp. (a)	126,954	2,956,759
Skyworks Solutions, Inc.	29,700	2,739,825

		16,607,414
Software — 3.9%
Activision Blizzard, Inc.	284,300	6,486,304
Check Point Software Technologies Ltd. (a)	55,900	4,666,532
Electronic Arts, Inc. (a)	51,800	3,009,062
PTC, Inc. (a)	134,875	5,171,108
Solera Holdings, Inc.	82,300	3,993,196

		23,326,202
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A	13,571	305,076
Foot Locker, Inc.	19,871	1,181,331
GNC Holdings, Inc., Class A	83,620	3,599,841
Murphy USA, Inc. (a)	68,152	4,452,370
Staples, Inc.	388,607	6,342,066
Urban Outfitters, Inc. (a)	43,648	1,747,666

		17,628,350
Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	13,374	511,021
Deckers Outdoor Corp. (a)	44,858	3,319,492
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
PVH Corp.	30,244	$3,125,717

		6,956,230
Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	248,800	4,276,872
Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	51,400	3,652,484
Total Long-Term Investments (Cost — $512,600,833) — 99.8%		599,998,839

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	1,795,823	1,795,823
Total Short-Term Securities (Cost — $1,795,823) — 0.3%		1,795,823
Total Investments (Cost — $514,396,656*) — 100.1%		601,794,662
Liabilities in Excess of Other Assets — (0.1)%		(598,409)

Net Assets — 100.0%		$601,196,253

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$516,875,281

Gross unrealized appreciation	$103,475,778
Gross unrealized depreciation	(18,556,397)

Net unrealized appreciation	$84,919,381

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2015	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,039,841	(4,244,018)	1,795,823	$20
BlackRock Liquidity Series, LLC, Money Market Series	$854,400	$(854,400)	—	$294

(c)	Represents the current yield as of report date.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2015	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

Portfolio Abbreviations

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$599,998,839	—	—	$599,998,839
Short-Term Securities	1,795,823	—	—	1,795,823

Total	$601,794,662	—	—	$601,794,662

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, foreign currency of $810 is categorized as Level 1 within the disclosure hierarchy.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2015